Investment in Unconsolidated Joint Venture (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Dec. 31, 2012 Corporate Joint Venture	Dec. 31, 2011 Corporate Joint Venture	Dec. 31, 2010 Corporate Joint Venture	Jul. 12, 2012 Corporate Joint Venture	Dec. 31, 2012 Wells Fargo Center Denver and San Diego Tech Center Corporate Joint Venture	Mar. 30, 2012 Wells Fargo Center Denver and San Diego Tech Center Corporate Joint Venture	Dec. 31, 2012 Stadium Gateway Corporate Joint Venture	Jul. 12, 2012 Stadium Gateway Corporate Joint Venture	Dec. 31, 2012 One California Plaza and Cerritos Corporate Center Corporate Joint Venture	Dec. 31, 2012 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture	Dec. 31, 2011 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture	Dec. 31, 2010 One California Plaza, Wells Fargo - Denver, San Diego Tech Center Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Consideration for termination of future fee feceivables													$ 6,000,000
Ownership percentage				20.00%						20.00%		20.00%
Management, leasing and development services	2,412,000	6,811,000	4,669,000		1,962,000	6,550,000	4,293,000
Excess distributions received from unconsolidated joint venture								(7,700,000)
Distributions received from (investment in) unconsolidated joint venture									26,000,000		1,000,000
Payments to fund future tenant lease obligations														800,000	400,000	400,000
Proceeds from sale of interest in unconsolidated joint venture	$ 42,067,000	$ 0	$ 0